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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          5/6/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              93
                                        --------------------

Form 13F Information Table Value Total:         $61,135
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                      FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
---------------------- ---------------- --------- ------------ ----------- --- ---- ---------- ---------- -------- -------- --------
3M CO                  COM              88579Y101        80       750       SH        DFND                                     750
3M CO                  COM              88579Y101       191      1800       SH        SOLE                                    1800
ABBOTT LABS            COM              002824100       147      4175       SH        DFND                                    4175
ABBOTT LABS            COM              002824100        58      1650       SH        SOLE                                    1650
ABBVIE INC             COM              00287Y109       170      4175       SH        DFND                                    4175
ABBVIE INC             COM              00287Y109        55      1350       SH        SOLE                                    1350
AIR PRODS & CHEMS INC  COM              009158106       252      2890       SH        DFND                                    2890
AMERICAN TOWER CORP
 NEW                   COM              03027X100       305      3970       SH        DFND                                    3970
APPLE INC              COM              037833100      1723      3892       SH        DFND                                    3892
APPLE INC              COM              037833100      8853     20000       SH        SOLE                                   20000
AT&T INC               COM              00206R102       421     11485       SH        DFND                                   11485
AT&T INC               COM              00206R102       464     12650       SH        SOLE                                   12650
BECTON DICKINSON & CO  COM              075887109       382      4000       SH        DFND                                    4000
BERKSHIRE HATHAWAY INC
 DEL                   CL B NEW         084670702       318      3050       SH        DFND                                    3050
BERKSHIRE HATHAWAY INC
 DEL                   CL B NEW         084670702        52       500       SH        SOLE                                     500
BRISTOL MYERS SQUIBB
 CO                    COM              110122108       440     10692       SH        DFND                                   10692
BUCKEYE PARTNERS LP    UNIT LTD PARTN   118230101       273      4465       SH        DFND                                    4465
CHEVRON CORP           COM              166764100        42       350       SH        DFND                                     350
CHEVRON CORP           COM              166764100       238      2000       SH        SOLE                                    2000
COCA COLA CO           COM              191216100        14       336       SH        DFND                                     336
COCA COLA CO           COM              191216100       469     11600       SH        SOLE                                   11600
COLGATE PALMOLIVE CO   COM              194162103       454      3850       SH        DFND                                    3850
COLGATE PALMOLIVE CO   COM              194162103       245      2075       SH        SOLE                                    2075
CONOCOPHILLIPS         COM              20825C104       382      6360       SH        DFND                                    6360
COSTCO WHSL CORP NEW   COM              22160K105       206      1945       SH        DFND                                    1945
CVS CAREMARK
 CORPORATION           COM              126650100       513      9334       SH        DFND                                    9334
EMC CORP MASS          COM              268648102       305     12780       SH        DFND                                   12780
EMERSON ELEC CO        COM              291011104       435      7783       SH        DFND                                    7783
EXPRESS SCRIPTS HLDG
 CO                    COM              30219G108       117      2032       SH        DFND                                    2032
EXXON MOBIL CORP       COM              30231G102       832      9234       SH        DFND                                    9234
EXXON MOBIL CORP       COM              30231G102       410      4550       SH        SOLE                                    4550
GILEAD SCIENCES INC    COM              375558103       367      7500       SH        DFND                                    7500
HOME DEPOT INC         COM              437076102        24       350       SH        DFND                                     350
HOME DEPOT INC         COM              437076102       244      3500       SH        SOLE                                    3500
INTERNATIONAL BUSINESS
 MACHS                 COM              459200101       315      1475       SH        DFND                                    1475
INTERNATIONAL BUSINESS
 MACHS                 COM              459200101       452      2120       SH        SOLE                                    2120
ISHARES INC            MSCI CDA INDEX   464286509      1058     37110       SH        DFND                37110
ISHARES TR             RUSSELL1000GRW   464287614      1853     25960       SH        DFND                                   25960
ISHARES TR             RUSSELL1000VAL   464287598      2113     26026       SH        DFND                                   26026
ISHARES TR             RUSL 2000 VALU   464287630       381      4545       SH        DFND                                    4545
JOHNSON & JOHNSON      COM              478160104      1144     14031       SH        DFND                                   14031
JOHNSON & JOHNSON      COM              478160104       351      4300       SH        SOLE                                    4300
JOMORGAN CHASE & CO    ALERIAN ML ETN   46625H365       599     13160       SH        DFND                                   13160
JPMORGAN CHASE & CO    COM              46625H100       298      6274       SH        DFND                                    6274
JPMORGAN CHASE & CO    COM              46625H100        95      2000       SH        SOLE                                    2000
KIMBERLY CLARK CORP    COM              494368103       924      9429       SH        DFND                                    9429
MASTERCARD INC         COM              57636Q104       206       380       SH        DFND                                     380
MCDONALDS CORP         COM              580135101       407      4081       SH        DFND                                    4081
MEDTRONIC INC          COM              585055106       208      4426       SH        DFND                                    4426
MEDTRONIC INC          COM              585055106        47      1000       SH        SOLE                                    1000
MERCK & CO INC NEW     COM              58933Y105       344      7774       SH        DFND                                    7774
MERCK & CO INC NEW     COM              58933Y105        25       576       SH        SOLE                                     576
MICROSOFT CORP         COM              594918104       228      7966       SH        DFND                                    7966
MICROSOFT CORP         COM              594918104       107      3740       SH        SOLE                                    3740
NORTHERN TR CORP       COM              665859104       425      7789       SH        DFND                                    7789
NOVARTIS AG            SPONSORED ADR    66987V109       378      5310       SH        DFND                                    5310
NUVEEN MTG OPPORTUNITY
 TERM                  COM              670735109       423     14069       SH        DFND                                   14069
PEPSICO INC            COM              713448108       649      8210       SH        DFND                                    8210
PEPSICO INC            COM              713448108       198      2500       SH        SOLE                                    2500
PIMCO ETF TR           ENHAN SHRT MAT   72201R833      1577     15535       SH        DFND                                   15535
POWERSHARES QQQ TRUST  UNIT SER 1       73935A104       690     10000       SH        SOLE                                   10000
POWERSHARES ETF TRUST
 II                    S&P 500 LOW VOL  73937B779      3238    104190       SH        DFND                                  104190
POWERSHARES ETF TRUST
 II                    SENIOR LN PORT   73936Q769       375     14935       SH        DFND                                   14935
PRECISION CASTPARTS
 CORP                  COM              740189105       294      1550       SH        DFND                                    1550
PROCTER & GAMBLE CO    COM              742718109       907     11765       SH        DFND                                   11765
PROCTER & GAMBLE CO    COM              742718109       261      3387       SH        SOLE                                    3387
QUALCOMM INC           COM              747525103       282      4220       SH        DFND                                    4220
QUALCOMM INC           COM              747525103        67      1000       SH        SOLE                                    1000
SCHLUMBERGER LTD       COM              806857108       383      5110       SH        DFND                                    5110
SCHLUMBERGER LTD       COM              806857108        75      1000       SH        SOLE                                    1000
SPDR S&P 500 ETF TR    TR UNIT          78462F103      1968     11877       SH        SOLE                                   11877
SPDR DOW JONES INDL
 AVRG ETF              UT SER 1         78467X109       145      1000       SH        SOLE                                    1000
SELECT SECTOR SPDR TR  SBI INT-FINL     81369Y605       182     10000       SH        SOLE                                   10000
SPDR SERIES TRUST      S&P DIVID ETF    78464A763      1327     20108       SH        DFND                                   20108
SYSCO CORP             COM              871829107       304      8653       SH        DFND                                    8653
PRICE T ROWE GROUP INC COM              74144T108       297      3970       SH        DFND                                    3970
TARGET CORP            COM              87612E106       157      2290       SH        DFND                                    2290
TARGET CORP            COM              87612E106        68      1000       SH        SOLE                                    1000
TEXAS INSTRS INC       COM              882508104       228      6430       SH        DFND                                    6430
TRAVELERS COMPANIES
 INC                   COM              89417E109       561      6661       SH        DFND                                    6661
UNION PAC CORP         COM              907818108       285      2000       SH        DFND                                    2000
VANGUARD SPECIALIZED
 PORTFOL               DIV APP ETF      921908844      5506     83804       SH        DFND                                   83804
VANGUARD INTL EQUITY
 INDEX F               ALLWRLD EX US    922042775      1714     36980       SH        DFND                                   36980
VANGUARD INTL EQUITY
 INDEX F               FTSE SMCAP ETF   922042718       595      6300       SH        DFND                                    6300
VANGUARD BD INDEX FD
 INC                   TOTAL BND MRKT   921937835      2719     32511       SH        DFND                                   32511
VERIZON COMMUNICATIONS
 INC                   COM              92343V104       321      6525       SH        DFND                                    6525
VERIZON COMMUNICATIONS
 INC                   COM              92343V104       147      3000       SH        SOLE                                    3000
DISNEY WALT CO         COM DISNEY       254687106       351      6176       SH        DFND                                    6176
WASHINGTON TRUST
 BANCORP               COM              940610108      2492     91000       SH        SOLE                                   91000
WELLS FARGO & CO       COM              949746101       140      3781       SH        DFND                                    3781
WELLS FARGO & CO       COM              949746101       111      3000       SH        SOLE                                    3000
WISDOMTREE TRUST       DEFA FD          97717W703       454      9434       SH        DFND                                    9434
WISDOMTREE TRUST       INTL SMCAP DIV   97717W760       204      3681       SH        DFND                                    3681
                                                      61135    924197
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